Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of operating segments	6
Sales Revenue, Segment [Member] | Product Concentration Risk [Member]
Segment Reporting Information [Line Items]
Quantitative threshold	10.00%